UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended December 31, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     CapitalWorks Investment Partners, LLC

Address:  402 West Broadway
          25th Floor
          San Diego, CA 92101

13F File Number: 28-05519

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     John D. Wylie
Title:    Partner, CapitalWorks Investment Partners, LLC
Phone:    (619) 615-1000


Signature, Place and Date of Signing:

/s/ JOHN D. WYLIE               SAN DIEGO, CALIFORNIA          February 14, 2005
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                    [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
               Frank Russell Company
               13F File Number: 28-01190

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  108

Form 13F Information Table Value Total:  $315,568,166




List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

                                      NONE


                                                    FORM 13F INFORMATION TABLE
                                               CAPITALWORKS INVESTMENT PARTNERS, LLC


COLUMN 1                         COLUMN  2          COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8

                                                               VALUE       SHRS OR  SH/  PUT/  INVESTMENT  OTHER   VOTING AUTHORITY
NAME OF ISSUER                   TITLE OF CLASS     CUSIP      (x1000)     PRN AMT  PRN  CALL  DISCRETION   MGRS  SOLE  SHARED  NONE
--------------                   --------------     -----      -------     -------  ---- ----   ----------  ----  ----  ------  ----
AMR CORP                         NOTE 4.250% 9/2    001765BB1    199,375    250000  PRN        X                  X
CORNING INC                      NOTE 3.500% 11/10  219350AK1    364,125    300000  PRN        X                  X
CYPRESS SEMICONDUCTOR CORP       NOTE 1.250% 6/1    232806AH2    211,250    200000  PRN        X                  X
LIBERTY MEDIA CORP               DEB 3.500% 1/1     530715AN1    283,125    300000  PRN        X                  X
LIBERTY MEDIA CORP NEW           DEB 3.500% 3/3     530718AF2    481,500    400000  PRN        X                  X
LUCENT TECHNOLOGIES              DBCV 2.750% 6/1    549463AHO    364,063    250000  PRN        X                  X
PRIDE INTL INC DEL               FRNT 2.500 3/0     74153QAB8    379,875    300000  PRN        X                  X
PROTEIN DESIGN LABS INC          NOTE 2.75% 8/1     74369LAD5    379,500    300000  PRN        X                  X
QUANTA SVCS INC                  SDCV 4.500% 10/0   74762EAC6    545,000    500000  PRN        X                  X
TERADYNE INC                     SDCV 3.750% 10/1   880770AD4    252,188    250000  PRN        X                  X
TYCO INTL GROUP S A              DBCV 3.125% 1/1    902118BE7    420,000    250000  PRN        X                  X
ARCH COAL INC                    PFD CV 5% PERP     039380209    500,500     5,500  PRN        X                  X
A C MOORE ARTS & CRAFT INC       COM                00086T103    953,611    33,100  SH         X                  X
ABAXIS INC                       COM                002567105  2,325,645   160,500  SH         X                  X
ABLE LABS INC                    COM                00371n407  2,042,950    89,800  SH         X                  X
ADVENT SOFTWARE INC              COM                007974108  6,610,944   322,800  SH         X                  X
ADVO INC                         COM                007585102  1,768,240    49,600  SH         X                  X
AEROFLEX INC                     COM                007768104  2,728,212   225,100  SH         X                  X
AGILE SOFTWARE CORP DEL          COM                00846X105  2,647,080   324,000  SH         X                  X
AMERICAN EXPRESS CO              COM                025816109  6,166,878   109,400  SH         X                  X
AMERICAN MEDICAL SYS HLDGS INC   COM                02744M108  1,616,416    38,661  SH         X                  X
AMERICAN RETIREMENT CORP         COM                028913101  1,791,903   151,985  SH         X                  X
ARGON ST INC                     COM                040149106  1,609,335    45,500  SH         X                  X
ARIBA INC                        COM  NEW           04033V203  7,792,040   469,400  SH         X                  X
ARRIS GROUP                      COM                04269Q100  1,388,992   197,300  SH         X                  X
ARTHROCARE CORP                  COM                043136100  1,311,254    40,900  SH         X                  X
ATI TECHNOLOGIES INC             COM                001941103  5,423,383   279,700  SH         X                  X
AVAYA INC                        COM                053499109  5,488,520   319,100  SH         X                  X
BIOGEN IDEC INC                  COM                09062X103  7,247,168   108,800  SH         X                  X
BONE CARE INTL INC.              COM                098072101  1,562,385    56,100  SH         X                  X
CHARLES RIVER ASSOCIATES INC     COM                159852102  1,099,095    23,500  SH         X                  X
CHEMED CORP COM                  COM                16359R103  1,718,016    25,600  SH         X                  X
CHESAPEAKE ENERGY CORP           COM                165167107  6,672,600   404,400  SH         X                  X
CISCO SYS INC                    COM                17275R102  5,324,592   275,600  SH         X                  X
COMCAST CORP                     COM                20030N200  8,134,468   247,700  SH         X                  X
CTI MOLECULAR IMAGING INC        COM                22943D105  1,109,658    78,200  SH         X                  X
CTS CORP                         COM                126501105  1,642,644   123,600  SH         X                  X
CYBERSOURCE CORP                 COM                23251J106  1,407,120   196,800  SH         X                  X
DIGITAL THEATER SYS INC          COM                25389G102        TBD     1,900  SH         X                  X
DIRECT GEN CORP                  COM                25456W204  1,881,060    58,600  SH         X                  X
DOLLAR GEN CORP                  COM                256669102  7,508,355   361,500  SH         X                  X
DRS TECHNOLOGIES INC             COM                23330X100  2,037,267    47,700  SH         X                  X
EDO CORP                         COM                281347104  2,060,575    64,900  SH         X                  X
ELAN PLC                         ADR                284131208  3,864,050   141,800  SH         X                  X
EPICOR SOFTWARE CORP             COM                29426L108  1,473,814   104,600  SH         X                  X
EQUINIX INC                      COM  NEW           29444U502  5,124,526   119,900  SH         X                  X
FARO TECHNOLOGIES INC            COM                311642102  3,311,316   106,200  SH         X                  X
GREY WOLF INC                    COM                397888108  2,075,853   393,900  SH         X                  X
HOLOGIC INC                      COM                436440101  3,738,667   136,100  SH         X                  X
INFINITY PPTY AND CAS CORP       COM                45665Q103  1,693,120    48,100  SH         X                  X
INNODATA ISOGEN INC              COM                457642205    651,408    66,200  SH         X                  X
INSITUFORM TECHNOLOGIES INC      CL A               457667103  2,509,569   110,700  SH         X                  X
INTEGRATED DEVICE TECHNOLOGY     COM                458118106  1,114,384    96,400  SH         X                  X
INTERNET SEC SYS INC             COM                46060X107  3,189,900   137,200  SH         X                  X
INTERSIL CORP                    CL A               46069S109  5,853,513   350,300  SH         X                  X
J2 GLOBAL COMMUNICATIONS INC     COM  NEW           46626E205  4,347,000   126,000  SH         X                  X
KEYNOTE SYSTEMS INC              COM                493308100  2,579,376   185,300  SH         X                  X
LA QUINTA CORP                   PAIRED CTF         50419U202  3,655,089   402,100  SH         X                  X
LECROY CORP                      COM                52324W109  1,491,426    63,900  SH         X                  X
LONE STAR TECHNOLOGIES INC       COM                542312103    100,380     3,000  SH         X                  X
MATRIXONE INC                    COM                57685P304  2,708,425   413,500  SH         X                  X
MERCURY COMPUTER SYSTEMS         COM                589378108  3,012,520   101,500  SH         X                  X
MERGE TECHNOLOGIES INC           COM                589981109  1,895,700    85,200  SH         X                  X
MOLECULAR DEVICES CORP           COM                60851C107  1,510,977    75,173  SH         X                  X
MOTOROLA INC COM                 COM                620076109  5,725,880   332,900  SH         X                  X
MPS GROUP INC                    COM                553409103  2,146,726   175,100  SH         X                  X
NABI BIOPHARMACEUTICALS          COM                629519109  1,809,802   123,536  SH         X                  X
NATIONAL-OILWELL INC COM         COM                637071101  2,092,697    59,300  SH         X                  X
NAUTILUS GROUP INC               COM                63910B102  2,371,077    98,100  SH         X                  X
NIKU CORP                        COM NEW            654113703  2,737,026   135,900  SH         X                  X
NITROMED INC                     COM                654798503    906,100    34,000  SH         X                  X
NMS COMMUNICATIONS CORP          COM                629248105  1,594,537   252,700  SH         X                  X
NORTHWEST AIRLS CORP             CL A               667280101  4,608,088   421,600  SH         X                  X
NOVATEL WIRELESS INC             COM NEW            66987M604  1,075,314    55,400  SH         X                  X
NUVASIVE INC                     COM                670704105  1,130,575   110,300  SH         X                  X
OPEN SOLUTIONS INC               COM                68371P102  6,988,432   269,200  SH         X                  X
OPENWAVE SYS INC                 COM                683718308  4,073,710   263,500  SH         X                  X
OPSWARE INC                      COM                68383A101  1,956,110   266,500  SH         X                  X
ORASURE TECHNOLOGIES INC         COM                68554V108  1,377,600   205,000  SH         X                  X
PARAMETRIC TECHNOLOGY CORP       COM                699173100  1,915,428   325,200  SH         X                  X
PATTERSON-UTI ENERGY INC         COM                703481101  1,867,200    96,000  SH         X                  X
PHARMACEUTICAL PROD  DEV INC     COM                717124101  2,704,495    65,500  SH         X                  X
PHOTON DYNAMICS INC              COM                719364101  1,836,634    75,800  SH         X                  X
QUANTA SVCS INC                  COM                74762E102  2,635,200   329,400  SH         X                  X
QUEST SOFTWARE INC               COM                74834T103  6,418,280   402,400  SH         X                  X
RADIO ONE INC                    CL D NON VTG       75040P405  8,793,460   545,500  SH         X                  X
SCHERING PLOUGH CORP             COM                806605101  6,679,512   319,900  SH         X                  X
SEEBEYOND TECH CORP              COM                815704101  1,994,776   557,200  SH         X                  X
SIEBEL SYS INC                   COM                826170102  6,325,470   603,000  SH         X                  X
SPEEDWAY MOTORSPORTS COM         COM                847788106  1,535,856    39,200  SH         X                  X
SPORTS AUTH INC NEW              COM                84917U109  1,346,725    52,300  SH         X                  X
STAPLES, INC.                    COM                855030102  6,020,606   178,600  SH         X                  X
SUPERIOR ENERGY SVCS INC         COM                868157108  3,083,541   200,100  SH         X                  X
SYBRON DENTAL SPECIALTIES INC    COM                871142105  4,316,360   122,000  SH         X                  X
SYMBOL TECHNOLOGIES INC          COM                871508107  5,992,720   346,400  SH         X                  X
TARGET CORP                      COM                87612E106  6,865,146   132,200  SH         X                  X
TEMPUR PEDIC INT INC             COM                88023U101  2,304,440   108,700  SH         X                  X
TNS INC                          COM                872960109    874,000    40,000  SH         X                  X
TRINITY INDS INC                 COM                896522109  2,504,880    73,500  SH         X                  X
TUMBLEWEED COMMUNICATIONS CO     COM                899690101  1,057,778   316,700  SH         X                  X
VARCO INTL INC DEL               COM                922122106  6,019,475   206,500  SH         X                  X
VENTANA MED SYS INC              COM                92276H106  1,254,204    19,600  SH         X                  X
VERISITY LTD                     ORD                M97385112  1,218,520   148,600  SH         X                  X
VERIZON COMMUNICATIONS           COM                92343V104  7,105,454   175,400  SH         X                  X
WERNER ENTERPRISES INC           COM                950755108  7,244,800   320,000  SH         X                  X
WESTWOOD ONE INC                 COM                961815107  6,177,742   229,400  SH         X                  X
WILLIAMS COS INC DEL             COM                969457100  5,703,129   350,100  SH         X                  X
X RITE INC                       COM                983857103  1,826,741   114,100  SH         X                  X

02466.0001 #548029